LOSS PER SHARE	12 Months Ended
Dec. 31, 2023
LOSS PER SHARE
LOSS PER SHARE

19.LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per ordinary share for the years ended:

	For the years ended December 31,
	2023	2022	2021
Net Loss Attributable to Kaixin’s Shareholders	$(53,563)	$(84,706)	$(196,579)

Loss Per Share
Basic and diluted*	$(2.34)	$(6.35)	$(25.77)
Weighted Average Shares Used in Calculating Net Loss Per Share
Basic and diluted*	22,883,555	13,344,477	7,627,757

Since the Group suffered a net loss for the years ended December 31, 2023, 2022 and 2021, the potential dilutive securities were not included in the calculation of dilutive net loss per share where their inclusion would be anti-dilutive. And no dilutive security was issued for the years ended December 31, 2023, 2022 and 2021, and there was no difference between the Group’s basic and diluted net loss per share for the periods presented. The potential dilutive securities that were not included in the calculation of dilutive loss per share were 11,143, 11,143 and 11,143 ordinary shares (after giving effects to Share Consolidation effected in September 2023. Note 1), respectively, for the years ended December 31, 2023, 2022 and 2021, as inclusion would have been anti-dilutive.